Document And Entity Information	May 08, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	May 08, 2025
Entity Registrant Name	LENSAR, INC.
Entity Central Index Key	0001320350
Entity Emerging Growth Company	true
Entity File Number	001-39473
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	32-0125724
Entity Address, Address Line One	2800 Discovery Drive
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32826
City Area Code	888
Local Phone Number	536-7271
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	LNSR
Security Exchange Name	NASDAQ
Amendment Description	LENSAR, Inc. (the “Company”) is filing this Amendment No. 1 on Form 8-K/A (the “Amendment”) to amend our Form 8-K dated May 8, 2025 (the “Original Filing”) to correct errors in the earnings release attached as Exhibit 99.1 thereto (the “Earnings Release”). In the Earnings Release, the narrative description of the Company’s total revenue and net loss for the quarter ended March 31, 2025 inadvertently referred to incorrect periods. This Amendment furnishes a corrected version of the Earnings Release. Except as noted above, no other changes have been made to the Original Filing.